Investments in Associates - Summary of Profit or Loss and Other Comprehensive Income (Detail)			12 Months Ended
	May 16, 2018 BRL (R$)	May 16, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Statement of financial statements [line items]
Net sales			R$ 16,843,933,000	R$ 13,582,463,000	R$ 12,518,139,000
Profit before taxes			2,843,667,000	1,474,652,000	555,987,000
Income tax expenses			(760,487,000)	(428,355,000)	(61,702,000)
Profit (loss) from discontinued operation					(35,262,000)
Profit for the year			2,083,180,000	1,046,297,000	459,023,000
Other comprehensive income (loss)			(208,756,000)	151,065,000	140,751,000
Total comprehensive income			1,874,424,000	1,197,362,000	475,145,000
Comprehensive income attributable to non-controlling interests			1,091,937,000	560,099,000	199,588,000
Dividends paid	R$ (69,622)	$ (20,000)		(792,145,000)	(975,405,000)
Dividends paid			425,493,000
Companhia de Gas de Sao Paulo - COMGAS [member]
Statement of financial statements [line items]
Net sales			6,840,011,000	5,537,857,000	5,657,246,000
Profit before taxes			1,799,963,000	795,629,000	1,312,517,000
Income tax expenses			(540,995,000)	(235,972,000)	(411,418,000)
Profit for the year			1,258,968,000	559,657,000	901,099,000
Other comprehensive income (loss)			(32,300,000)	(15,585,000)	(56,012,000)
Total comprehensive income			1,226,668,000	544,072,000	845,087,000
Comprehensive income attributable to non-controlling interests			243,835,000	109,501,000	315,555,000
Dividends paid			756,767,000	1,121,407,000	(1,369,456,000)
Rumo S.A. [member]
Statement of financial statements [line items]
Net sales			645,088,000	734,840,000	40,759,000
Profit before taxes			285,887,000	(293,290,000)	(1,137,856,000)
Income tax expenses			(21,530,000)	32,483,000	74,626,000
Profit for the year			264,357,000	(260,807,000)	(1,063,230,000)
Other comprehensive income (loss)			11,182,000	1,383,000	4,746,000
Total comprehensive income			275,539,000	(259,424,000)	(1,058,484,000)
Comprehensive income attributable to non-controlling interests			192,368,000	(185,566,000)	(758,192,000)
Cosan S.A. [member]
Statement of financial statements [line items]
Profit before taxes			1,662,663,000	1,606,191,000	754,717,000
Income tax expenses			(10,342,000)	(290,867,000)	357,425,000
Profit (loss) from discontinued operation					(76,057,000)
Profit for the year			1,652,321,000	1,315,324,000	1,036,085,000
Other comprehensive income (loss)			(40,348,000)	179,645,000	(111,232,000)
Total comprehensive income			1,611,973,000	1,494,969,000	924,853,000
Comprehensive income attributable to non-controlling interests			616,490,000	622,254,000	348,764,000
Dividends paid			(446,295,000)	(376,679,000)	(866,834,000)
Cosan Logistica S.A. [member]
Statement of financial statements [line items]
Profit before taxes			74,643,000	(78,218,000)	(206,412,000)
Income tax expenses				(1,297,000)	(282,000)
Profit for the year			74,643,000	(79,515,000)	(206,694,000)
Other comprehensive income (loss)			3,194,000	394,000	1,276,000
Total comprehensive income			77,837,000	(79,121,000)	(205,418,000)
Comprehensive income attributable to non-controlling interests			R$ 21,395,000	R$ (21,707,000)	R$ (56,515,000)